Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Maturities of Debt Securities in Issue

The maturities of the debt securities are as follows:

Debt securities in issue – maturities
	2017	2016
Fixed rate debt securities
Within 1 year	29,296	27,208
More than 1 year but less than 2 years	7,084	12,151
More than 2 years but less than 3 years	7,629	7,365
More than 3 years but less than 4 years	8,369	7,893
More than 4 years but less than 5 years	5,411	8,674
More than 5 years	9,159	14,716

Total fixed rate debt securities	66,948	78,007
Floating rate debt securities
Within 1 year	15,091	13,278
More than 1 year but less than 2 years	3,932	2,724
More than 2 years but less than 3 years	1,341	4,168
More than 3 years but less than 4 years	278	793
More than 4 years but less than 5 years	3,673	320
More than 5 years	4,823	3,944

Total floating rate debt securities	29,138	25,227

Total debt securities	96,086	103,234